CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 132,639	$ 111,763	$ 103,453
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	223,422	200,469	190,463
Deferred income taxes	66,280	56,467	50,111
Changes in current assets and liabilities:
Accounts receivable, net of allowances	12,333	(61,641)	10,117
Accrued utility revenue	(1,700)	(5,900)	7,300
Deferred purchased gas costs	22,823	(52,885)	33,013
Accounts payable	(25,998)	15,826	6,680
Accrued taxes	113	14,979	(15,240)
Other current assets and liabilities	(18,948)	(3,347)	12,895
Gains on sale	(8,040)	(3,307)	(1,547)
Changes in undistributed stock compensation	5,137	6,125	4,429
AFUDC and property-related changes	(1,943)	(1,154)	(945)
Changes in other assets and deferred charges	(15,367)	11,025	(12,262)
Changes in other liabilities and deferred credits	(4,427)	(36,378)	(17,474)
Net cash provided by operating activities	386,324	252,042	370,993
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(395,712)	(380,991)	(215,439)
Restricted cash	12,785	24,996	11,988
Changes in customer advances	(3,025)	(7,771)	(830)
Miscellaneous inflows	13,963	7,686	4,075
Miscellaneous outflows	(2,004)	(2,719)	(2,800)
Net cash used in investing activities	(373,993)	(358,799)	(203,006)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	1,581	7,402	11,098
Dividends paid	(53,040)	(47,929)	(44,846)
Interest rate swap settlement	(21,754)		(11,691)
Issuance of long-term debt, net	489,518	274,598	123,960
Retirement of long-term debt	(427,043)	(330,473)	(3,327)
Redemption of subordinated debentures			(100,000)
Change in credit facility and commercial paper	2,000	109,000	(92,400)
Net cash provided by (used in) financing activities	(8,738)	12,598	(117,206)
Change in cash and cash equivalents	3,593	(94,159)	50,781
Cash and cash equivalents at beginning of period	21,937	116,096	65,315
Cash and cash equivalents at end of period	25,530	21,937	116,096
Supplemental information:
Interest paid, net of amounts capitalized	87,439	69,842	87,000
Income taxes paid (received)	$ 2,843	$ (13,635)	$ 19,200